Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Summary of Property, Plant and Equipment
Property, plant and equipment consisted of the following (in millions):

	As of December 31,
	2021	2020
Land	$20.1	$20.4
Building and equipment	2,086.0	1,973.9
Capitalized software costs	454.9	425.9
Instruments	3,460.4	3,191.0
Construction in progress	116.3	121.9

	6,137.7	5,733.1
Accumulated depreciation	(4,301.1)	(3,869.3)

Property, plant and equipment, net	$1,836.6	$1,863.8